Acceptances - Summary of Acceptances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous current liabilities [abstract]
Payable under trade financing arrangements	₨ 81,157	$ 1,174	₨ 94,173
Acceptances	₨ 81,157	$ 1,174	₨ 94,173	[1]

[1]	Restated - Refer Note 2(b)